Advances for Vessels under Construction (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 04, 2018	Apr. 06, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Payment of purchase price			$ 43,824	$ 434,872
Amount drawn down			$ 50,333	$ 79,000
Very Large Gas Carriers (VLGCs) | LPG Option Agreement | New Revolving Facility
Amount drawn down		$ 79,000
Mont Gele VLGC
Delivery Date			Jan. 04, 2018
Date of agreement			Jan. 11, 2018
Time Charter Agreement Duration			10 years
Mont Gele VLGC | LPG Option Agreement
Payment of purchase price	$ 44,869
Mont Gele VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down	$ 37,500
Advances for vessels under construction and related costs
Capitalized expenses			$ 0		$ 428
Interest Costs Capitalized			$ 0		$ 770